Employee Benefits and Other Expenses	12 Months Ended
Dec. 31, 2013
Employee Benefits And Other Expenses [Abstract]
Employee Benefits and Other Expenses

Note 20: Employee Benefits and Other Expenses

Pension and Postretirement Plans

We sponsor a noncontributory qualified defined benefit retirement plan, the Wells Fargo & Company Cash Balance Plan (Cash Balance Plan), which covers eligible employees of Wells Fargo. Benefits accrued under the Cash Balance Plan were frozen effective July 1, 2009.

Prior to July 1, 2009, eligible employees' Cash Balance Plan accounts were allocated a compensation credit based on a percentage of their certified compensation. The compensation credit percentage was based on age and years of credited service. The freeze discontinues the allocation of compensation credits after June 30, 2009. Investment credits continue to be allocated to participants based on their accumulated balances.

We recognize settlement losses for our Cash Balance Plan based on an assessment of whether our estimated lump sum payments related to the Cash Balance Plan will, in aggregate for the year, exceed the sum of its annual service and interest cost (threshold); in 2013, lump sum payments exceeded this threshold. Settlement losses of $123 million were recognized in 2013, representing the pro rata portion of the net loss remaining in cumulative other comprehensive income based on the percentage reduction in the Cash Balance Plan's projected benefit obligation. A remeasurement of the Cash Balance liability and related plan assets occurs at the end of each quarter in which settlement losses are recognized.

We did not make a contribution to our Cash Balance Plan in 2013. We do not expect that we will be required to make a contribution to the Cash Balance Plan in 2014; however, this is dependent on the finalization of the actuarial valuation in 2014. Our decision of whether to make a contribution in 2014 will be based on various factors including the actual investment performance of plan assets during 2014. Given these uncertainties, we cannot estimate at this time the amount, if any, that we will contribute in 2014 to the Cash Balance Plan. For the nonqualified pension plans and postretirement benefit plans, there is no minimum required contribution beyond the amount needed to fund benefit payments; we may contribute more to our postretirement benefit plans dependent on various factors.

We provide health care and life insurance benefits for certain retired employees and reserve the right to terminate, modify or amend any of the benefits at any time.

The information set forth in the following tables is based on current actuarial reports using the measurement date of December 31 for our pension and postretirement benefit plans.

The changes in the benefit obligation and the fair value of plan assets, the funded status and the amounts recognized on the balance sheet were:

	December 31,
	2013			2012
	Pension benefits			Pension benefits
		Non-	Other		Non-	Other
(in millions)	Qualified	qualified	benefits	Qualified	qualified	benefits
Change in benefit obligation:
Benefit obligation at beginning of year	$11,717	719	1,293	10,634	691	1,304
Service cost	-	-	11	3	-	11
Interest cost	465	29	47	514	32	60
Plan participants’ contributions	-	-	77	-	-	80
Actuarial loss (gain)	(1,106)	(17)	(306)	1,242	62	(23)
Benefits paid	(875)	(62)	(147)	(725)	(66)	(147)
Medicare Part D subsidy	-	-	8	-	-	11
Curtailment	-	-	-	-	-	(3)
Amendments	-	-	-	1	-	-
Liability transfer	-	-	-	47	-	-
Foreign exchange impact	(3)	-	(1)	1	-	-
Benefit obligation at end of year	10,198	669	982	11,717	719	1,293
Change in plan assets:
Fair value of plan assets at beginning of year	9,539	-	636	9,061	-	640
Actual return on plan assets	743	-	71	1,149	-	55
Employer contribution	4	62	-	9	66	(3)
Plan participants’ contributions	-	-	77	-	-	80
Benefits paid	(875)	(62)	(147)	(725)	(66)	(147)
Medicare Part D subsidy	-	-	8	-	-	11
Asset transfer	-	-	-	44	-	-
Foreign exchange impact	(2)	-	-	1	-	-
Fair value of plan assets at end of year	9,409	-	645	9,539	-	636
Funded status at end of year	$(789)	(669)	(337)	(2,178)	(719)	(657)
Amounts recognized on the balance sheet at end of year:
Liabilities	$(789)	(669)	(337)	(2,178)	(719)	(657)

The following table provides information for pension plans with benefit obligations in excess of plan assets.

	December 31,
(in millions)	2013	2012
Projected benefit obligation	$10,822	12,391
Accumulated benefit obligation	10,820	12,389
Fair value of plan assets	9,364	9,490

The components of net periodic benefit cost and other comprehensive income were:

	December 31,
	2013			2012			2011
	Pension benefits			Pension benefits			Pension benefits
		Non-	Other		Non-	Other		Non-	Other
(in millions)	Qualified	qualified	benefits	Qualified	qualified	benefits	Qualified	qualified	benefits
Service cost	$-	-	11	3	-	11	6	1	13
Interest cost	465	29	47	514	32	60	520	34	71
Expected return on plan assets	(674)	-	(36)	(652)	-	(36)	(759)	-	(41)
Amortization of net actuarial loss (gain)	137	15	(1)	131	10	-	86	6	-
Amortization of prior service credit	-	-	(2)	-	-	(2)	-	-	(3)
Settlement loss (1)	124	3	-	2	5	-	4	3	-
Curtailment gain	-	-	-	-	-	(3)	-	-	-
Net periodic benefit cost	52	47	19	(2)	47	30	(143)	44	40
Other changes in plan assets
and benefit obligations
recognized in other
comprehensive income:
Net actuarial loss (gain)	(1,175)	(17)	(341)	758	62	(42)	1,120	33	(74)
Amortization of net actuarial gain (loss)	(137)	(15)	1	(131)	(10)	-	(86)	(6)	-
Prior service cost	-	-	-	(2)	-	-	-	-	-
Amortization of prior service credit	-	-	2	-	-	2	-	-	3
Settlement (1)	(124)	(3)	-	(1)	(5)	-	(4)	(3)	-
Curtailment	-	-	-	-	-	-	(3)	-	-
Translation adjustments	-	-	-	-	-	-	(1)	-	-
Total recognized in other
comprehensive income	(1,436)	(35)	(338)	624	47	(40)	1,026	24	(71)
Total recognized in net periodic
benefit cost and other
comprehensive income	$(1,384)	12	(319)	622	94	(10)	883	68	(31)

(1)				Qualified settlements include $123 million for the Cash Balance Plan.

Amounts recognized in cumulative OCI (pre tax) consist of:

	December 31,
	2013			2012
	Pension benefits			Pension benefits
		Non-	Other		Non-	Other
(in millions)	Qualified	qualified	benefits	Qualified	qualified	benefits
Net actuarial loss (gain)	$1,887	148	(321)	3,323	184	19
Net prior service credit	(2)	-	(22)	(2)	-	(25)
Net transition obligation	-	-	-	-	-	1
Total	$1,885	148	(343)	3,321	184	(5)

The net actuarial loss for the defined benefit pension plans and other post retirement plans that will be amortized from cumulative OCI into net periodic benefit cost in 2014 is $74 million. The net prior service credit for the defined benefit pension plans and other post retirement plans that will be amortized from cumulative OCI into net periodic benefit cost in 2014 is $3 million.

Plan Assumptions

For additional information on our pension accounting assumptions, see Note 1.

The weighted-average discount rates used to estimate the projected benefit obligation for pension benefits were:

	December 31,
	2013			2012
	Pension benefits			Pension benefits
		Non-	Other		Non-	Other
	Qualified	qualified	benefits	Qualified	qualified	benefits
Discount rate	4.75%	4.25	4.50	4.00	4.00	3.75

The weighted-average assumptions used to determine the net periodic benefit cost were:

	December 31,
	2013			2012			2011
	Pension benefits			Pension benefits			Pension benefits
		Non-	Other		Non-	Other		Non-	Other
	Qualified	qualified	benefits	Qualified	qualified	benefits	Qualified	qualified	benefits
Discount rate (1)	4.38%	4.08	3.75	5.00	4.92	4.75	5.25	5.25	5.25
Expected return on plan assets	7.50	n/a	6.00	7.50	n/a	6.00	8.25	n/a	6.00

  The discount rate for the 2013 qualified pension benefits and for the 2013 and 2012 nonqualified pension benefits includes the impact of quarter-end remeasurements when settlement losses are recognized.

To account for postretirement health care plans we use health care cost trend rates to recognize the effect of expected changes in future health care costs due to medical inflation, utilization changes, new technology, regulatory requirements and Medicare cost shifting. In determining the end of year benefit obligation we assume a range of average annual increases of approximately 6.75% to 8.50%, dependent on plan type, for health care costs in 2014. These rates are assumed to trend down 0.25% per year until the trend rate reaches an ultimate rate of 5.00% in 2023 to 2028, dependent on plan type. The 2013 periodic benefit cost was determined using initial annual trend rates in the range of 7.00% to 8.75%, dependent on plan type. These rates were assumed to decrease 0.25% per year until they reached ultimate rates of 5.00% in 2023 to 2028, dependent on plan type. Increasing the assumed health care trend by one percentage point in each year would increase the benefit obligation as of December 31, 2013, by $29 million and the total of the interest cost and service cost components of the net periodic benefit cost for 2013 by $1 million. Decreasing the assumed health care trend by one percentage point in each year would decrease the benefit obligation as of December 31, 2013, by $26 million and the total of the interest cost and service cost components of the net periodic benefit cost for 2013 by $1 million.

Investment Strategy and Asset Allocation

We seek to achieve the expected long-term rate of return with a prudent level of risk given the benefit obligations of the pension plans and their funded status. Our overall investment strategy is designed to provide our Cash Balance Plan with long-term growth opportunities while ensuring that risk is mitigated through diversification across numerous asset classes and various investment strategies. We target the asset allocation for our Cash Balance Plan at a target mix range of 30-50% equities, 40-60% fixed income, and approximately 10% in real estate, venture capital, private equity and other investments. The Employee Benefit Review Committee (EBRC), which includes several members of senior management, formally reviews the investment risk and performance of our Cash Balance Plan on a quarterly basis. Annual Plan liability analysis and periodic asset/liability evaluations are also conducted.

Other benefit plan assets include (1) assets held in a 401(h) trust, which are invested with a target mix of 40-60% for both equities and fixed income, and (2) assets held in the Retiree Medical Plan Voluntary Employees' Beneficiary Association (VEBA) trust, which are invested with a general target asset mix of 20-40% equities and 60-80% fixed income. In addition, the strategy for the VEBA trust assets considers the effect of income taxes by utilizing a combination of variable annuity and low turnover investment strategies. Members of the EBRC formally review the investment risk and performance of these assets on a quarterly basis.

Projected Benefit Payments

Future benefits that we expect to pay under the pension and other benefit plans are presented in the following table. Other benefits payments are expected to be reduced by prescription drug subsidies from the federal government provided by the Medicare Prescription Drug, Improvement and Modernization Act of 2003.

	Pension benefits		Other benefits
		Non-	Future	Subsidy
(in millions)	Qualified	qualified	benefits	receipts
Year ended
December 31,
2014	$768	70	87	13
2015	743	65	89	11
2016	721	64	90	11
2017	719	58	90	11
2018	717	72	90	12
2019-2023	3,321	238	425	57

Fair Value of Plan Assets

The following table presents the balances of pension plan assets and other benefit plan assets measured at fair value. See Note 17 for fair value hierarchy level definitions.

	Carrying value at year end
	Pension plan assets				Other benefits plan assets
(in millions)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
December 31, 2013
Cash and cash equivalents	$65	357	-	422	147	22	-	169
Long duration fixed income (1)	546	3,287	1	3,834	-	-	-	-
Intermediate (core) fixed income (2)	86	339	-	425	64	115	-	179
High-yield fixed income	5	326	-	331	-	-	-	-
International fixed income	201	112	-	313	-	-	-	-
Domestic large-cap stocks (3)	824	415	-	1,239	-	107	-	107
Domestic mid-cap stocks	260	145	-	405	-	46	-	46
Domestic small-cap stocks (4)	286	15	-	301	-	38	-	38
International stocks (5)	540	354	1	895	28	54	-	82
Emerging market stocks	-	405	-	405	-	-	-	-
Real estate/timber (6)	89	1	294	384	-	-	-	-
Hedge funds (7)	-	149	152	301	-	-	-	-
Private equity	-	-	158	158	-	-	-	-
Other	-	27	52	79	2	-	22	24
Total plan investments	$2,902	5,932	658	9,492	241	382	22	645
Payable upon return of securities loaned				(94)				-
Net receivables				11				-
Total plan assets				$9,409				645
December 31, 2012
Cash and cash equivalents	$-	312	-	312	164	23	-	187
Long duration fixed income (1)	545	3,124	1	3,670	-	-	-	-
Intermediate (core) fixed income (2)	71	355	-	426	65	116	-	181
High-yield fixed income	5	367	-	372	-	-	-	-
International fixed income	251	112	-	363	-	-	-	-
Domestic large-cap stocks (3)	854	499	-	1,353	-	102	-	102
Domestic mid-cap stocks	283	158	-	441	-	41	-	41
Domestic small-cap stocks (4)	309	15	-	324	-	30	-	30
International stocks (5)	578	341	1	920	28	47	-	75
Emerging market stocks	-	538	-	538	-	-	-	-
Real estate/timber (6)	100	1	328	429	-	-	-	-
Hedge funds (7)	-	187	71	258	-	-	-	-
Private equity	-	-	145	145	-	-	-	-
Other	-	31	48	79	1	-	22	23
Total plan investments	$2,996	6,040	594	9,630	258	359	22	639
Payable upon return of securities loaned				(112)				(3)
Net receivables (payables)				21				-
Total plan assets				$9,539				636

(1)       This category includes a diversified mix of assets which are being managed in accordance with a duration target of approximately 10 years and an emphasis on corporate credit bonds combined with investments in U.S. Treasury securities and other U.S. agency and non-agency bonds.

(2)       This category includes assets that are primarily intermediate duration, investment grade bonds held in investment strategies benchmarked to the Barclays Capital U.S. Aggregate Bond Index. Includes U.S. Treasury securities, agency and non-agency asset-backed bonds and corporate bonds.

(3)       This category covers a broad range of investment styles, both active and passive approaches, as well as style characteristics of value, core and growth emphasized strategies. Assets in this category are currently diversified across seven unique investment strategies. For December 31, 2013 and 2012, respectively, approximately 15% and 24% of the assets within this category are passively managed to popular mainstream market indexes including the Standard & Poor's 500 Index; excluding the allocation to the S&P 500 Index strategy, no single investment manager represents more than 2.5% of total plan assets.

(4)       This category consists of a highly diversified combination of four distinct investment management strategies with no single strategy representing more than 2% of total plan assets. Allocations in this category are spread across actively managed approaches with distinct value and growth emphasized approaches in fairly equal proportions.

(5)       This category includes assets diversified across six unique investment strategies providing exposure to companies based primarily in developed market, non-U.S. countries with no single strategy representing more than 2.5% of total plan assets.

(6)       This category primarily includes investments in private and public real estate, as well as timber specific limited partnerships; real estate holdings are diversified by geographic location and sector (e.g., retail, office, apartments).

(7)       This category consists of several investment strategies diversified across more than 30 hedge fund managers. Single manager allocation exposure is limited to 0.15% (15 basis points) of total plan assets.

The changes in Level 3 pension plan and other benefit plan assets measured at fair value are summarized as follows:

				Purchases,
	Balance			sales	Transfers	Balance
	beginning	Gains (losses)		and	Into/(Out of)	end of
(in millions)	of year	Realized	Unrealized (1)	settlements (net)	Level 3	year
Year ended December 31, 2013
Pension plan assets:
Long duration fixed income	$1	-	-	-	-	1
International stocks	1	-	-	-	-	1
Real estate/timber	328	27	52	(113)	-	294
Hedge funds	71	5	6	56	14	152
Private equity	145	19	6	(12)	-	158
Other	48	1	5	(2)	-	52
	$594	52	69	(71)	14	658
Other benefits plan assets:
Other	$22	-	-	-	-	22
	$22	-	-	-	-	22
Year ended December 31, 2012
Pension plan assets:
Long duration fixed income	$1	-	-	-	-	1
Intermediate (core) fixed income	6	-	-	-	(6)	-
High-yield fixed income	1	-	-	-	(1)	-
Domestic large-cap stocks	2	-	-	-	(2)	-
International stocks	1	-	-	1	(1)	1
Real estate/timber	355	22	2	(51)	-	328
Hedge funds	251	1	2	8	(191)	71
Private equity	129	8	10	(2)	-	145
Other	46	1	3	(2)	-	48
	$792	32	17	(46)	(201)	594
Other benefits plan assets:
Real estate/timber	$12	-	-	(12)	-	-
Hedge funds	8	-	-	(8)	-	-
Private equity	4	-	-	(4)	-	-
Other	23	-	-	(1)	-	22
	$47	-	-	(25)	-	22

(1)       All unrealized gains (losses) relate to instruments held at period end.

Valuation Methodologies Following is a description of the valuation methodologies used for assets measured at fair value.

Cash and Cash Equivalents – includes investments in collective investment funds valued at fair value based upon the quoted market values of the underlying net assets. The unit price is quoted on a private market that is not active; however, the unit price is based on underlying investments traded on an active market. This group of assets also includes investments in registered investment companies valued at the NAV of shares held at year end.

Long Duration, Intermediate (Core), High-Yield, and International Fixed Income – includes investments traded on the secondary markets; prices are measured by using quoted market prices for similar securities, pricing models, and discounted cash flow analyses using significant inputs observable in the market where available, or a combination of multiple valuation techniques. This group of assets also includes highly liquid government securities such as U.S. Treasuries, and registered investment companies and collective investment funds described above.

Domestic, International and Emerging Market Stocks – investments in exchange-traded equity securities are valued at quoted market values. This group of assets also includes investments in registered investment companies and collective investment funds described above.

Real Estate and Timber – the fair value of real estate and timber is estimated based primarily on appraisals prepared by third-party appraisers. Market values are estimates and the actual market price of the real estate can only be determined by negotiation between independent third parties in a sales transaction. This group of assets also includes investments in exchange-traded equity securities described above.

Hedge Funds and Private Equity – the fair values of hedge funds are valued based on the proportionate share of the underlying net assets of the investment funds that comprise the fund, based on valuations supplied by the underlying investment funds. Investments in private equity funds are valued at the NAV provided by the fund sponsor. Market values are estimates and the actual market price of the investments can only be determined by negotiation between independent third parties in a sales transaction.

Other – insurance contracts that are generally stated at cash surrender value. This group of assets also includes investments in collective investment funds and private equity described above.

The methods described above may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. While we believe our valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.

Defined Contribution Retirement Plans

We sponsor a defined contribution retirement plan named the Wells Fargo & Company 401(k) Plan (401(k) Plan). Under the 401(k) Plan, after one month of service, eligible employees may contribute up to 50% of their certified compensation, subject to statutory limits. Eligible employees who complete one year of service are eligible for company matching contributions, which are generally dollar for dollar up to 6% of an employee's eligible certified compensation. As of January 1, 2010, matching contributions are 100% vested. The 401(k) Plan includes a discretionary profit sharing contribution feature to allow us to make a contribution to eligible employees' 401(k) Plan accounts. Profit sharing contributions are vested after three years of service. Total defined contribution retirement plan expenses were $1.2 billion in 2013, and $1.1 billion in both 2012 and 2011.

Other Expenses

Expenses exceeding 1% of total interest income and noninterest income in any of the years presented that are not otherwise shown separately in the financial statements or Notes to Financial Statements were:

	Year ended December 31,
(in millions)	2013	2012	2011
Outside professional services	$2,519	2,729	2,692
Outside data processing	983	910	935
Contract services	935	1,011	1,407
Travel and entertainment	885	839	821
Operating losses	821	2,235	1,261
Postage, stationery and supplies	756	799	942
Foreclosed assets	605	1,061	1,354